Significant Accounting Policies - Segment information (Detail) - Operating segments - segment	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of operating segments	1
Passenger service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	86.70%	94.90%
Cargo service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	12.70%	4.70%
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	0.60%	0.40%